Reserves (Details 2)	12 Months Ended
	Dec. 31, 2016 $ / shares
Dividend Yield	0.00%
Risk free interest rate	0.54%
Weighted average grant date fair value of the options granted	$ 0.19
Bottom of range [member]
Expected life	2.6 years
Expected volatility	92.00%	[1]
Top of range [member]
Expected life	3.5 years
Expected volatility	97.00%	[1]

[1]	Determined based on historical volatility of the Company’s share price.